SUBSEQUENT EVENTS (Details Narrative) - USD ($)					6 Months Ended		12 Months Ended
	Aug. 08, 2023	Jul. 06, 2023	Jul. 01, 2023	May 05, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Mar. 05, 2023
Subsequent Event [Line Items]
Loan amount									$ 100,000
Aggregate net proceeds							$ 15,000,000
Warrant exercises net					$ 747,000
Purchase Agreement [Member]
Subsequent Event [Line Items]
Common stock issued in public offering (ATM), net of costs, shares					98,500
Aggregate net proceeds					$ 671,000
Board of Directors Chairman [Member]
Subsequent Event [Line Items]
Promissory note									1,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Loan amount									100,000
Warrant exercises	273,100
Warrant exercises net	$ 546
Repayments of Related Party Debt			$ 5,275,000
Maturity date		Jul. 06, 2024
Subsequent Event [Member] | Wells Fargo Commercial Banking [Member]
Subsequent Event [Line Items]
Time deposits		$ 315,000
Debt instrument interest rate effective percentage		2.00%
Subsequent Event [Member] | Purchase Agreement [Member]
Subsequent Event [Line Items]
Common stock issued in public offering (ATM), net of costs, shares				98,500
Aggregate net proceeds				$ 671,000
Subsequent Event [Member] | Board of Directors Chairman [Member]
Subsequent Event [Line Items]
Promissory note									$ 1,000,000